Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Inventory [Line Items]
Slow moving inventories written off	$ 86	$ 67	$ 89